COMMITMENTS (Schedule of Future Minimum Concession Fee Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
COMMITMENTS [Abstract]
2013	$ 176,827
2014	147,269
2015	83,781
2016	23,611
2017	16,997
2018 and thereafter	36,932
Total	$ 485,417